Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of employee benefits [text block] [Abstract]
Schedule of composition of employee benefits
December 31,
2021
Thousands USD
Presented under current liabilities – other payables:
Short-term employee benefits	(234)
Total	(234)

Presented under non-current liabilities – employee benefits:
Recognized liability for defined benefit plan, net	(4,145)
Total	(4,145)

Schedule of movement in net defined benefit liabilities (assets) and in their components
	Defined benefit obligation		Fair value of plan assets		Net defined benefit liability (asset)
	2020	2021	2020	2021	2020	2021
	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD	Thousands USD
Balance as of January 1	-	-	-	-	-	-
Included in other comprehensive income
Effect of movements in exchange rates	-	91	-	(67)	-	24
Other movements
Changes from business combinations and loss of control	-	(15,907)	-	11,738	-	(4,169)
Balance as of December 31	-	(15,816)	-	11,671	-	(4,145)

Schedule of principal actuarial assumptions at the reporting date (expressed as weighted averages)
2021
%
Discount rate as of December 31	0.4
Future salary growth	1
Interest rate on the savings account	0.75
Price inflation	1
Future pension growth	0

Schedule of the relevant actuarial assumptions, holding other assumptions constant
	December 31,
	0.5 percentage point increase	0.5 percentage point decrease
	2021	2021
	Thousands USD	Thousands USD
Future salary growth	(100)	95.59
Discount rate	1,173	(1,350)